Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Settlements with tax authorities	$ 29,400	$ 37,672	$ 3,880